Earnings per share ("EPS") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share ("EPS") [Abstract]
Antidilutive convertible instruments excluded from the weighted average number of ordinary shares (in shares)			17,282,925
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic	$ 73,679	$ (46,927)	$ 6,602
Interest and amortization on the convertible notes	12,177	0	0
Profit/(loss) for the period used for calculation of EPS - dilutive	$ 85,856	$ (46,927)	$ 6,602
Basic earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	143,437,164	143,429,610	124,536,338
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	143,437,164	143,429,610	124,536,338
Dilutive equity awards (in shares)	133,342	5,311	0
Dilutive shares related to convertible notes (in shares)	24,589,370	0	0
Weighted average shares outstanding - dilutive (in shares)	168,159,876	143,434,921	124,536,338